ACCRUED EXPENSES - 10K	3 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses consisted of:

	December 31,
	2023	2022
Accrued expenses:
Research and development	$93	$—
General and administrative	441	—
Payroll and related	736	33
Other	—	3
Total accrued expenses	$1,270	$36
ACCRUED EXPENSES
Accrued expenses consist of the following:

	March 31, 2024	December 31, 2023
Research and development	$191	$93
General and administrative	52	441
Payroll and related	756	736
Total accrued expenses	$999	$1,270